SCHEDULE OF RESTRICTED ORDINARY SHARES HELD BY THE COMPANY'S EMPLOYEES (Details) - Share-Based Payment Arrangement, Employee [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, unvested, beginning balance	8,014,677	5,436,595
Weighted average grant date fair value, unvested, beginning balance	¥ 4.71	¥ 1.32
Number of shares, granted	3,822,089	8,309,677
Weighted average grant date fair value, granted	¥ 0.66	¥ 4.65
Number of shares, vested	(1,755,548)	(5,436,595)
Weighted average grant date fair value, vested	¥ 7.45	¥ 1.32
Number of shares, forfeited	(5,104,733)	(295,000)
Weighted average grant date fair value, forfeited	¥ 2.21	¥ 3.19
Number of shares, unvested, ending balance	4,976,485	8,014,677
Weighted average grant date fair value, unvested, ending balance	¥ 3.20	¥ 4.71